                               United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                  811-4018

                    (Investment Company Act File Number)

                     Federated High Yield Trust

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 2/29/2004

                    Date of Reporting Period: 2/29/2004

Item 1.    Reports to Stockholders

A copy of the shareholder report(s) transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act")is included at the end of this Form N-CSR.

Federated Investors
World-Class Investment Manager

Federated High Yield Trust

ANNUAL SHAREHOLDER REPORT

February 29, 2004

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.43	$5.81	$7.02	$8.03	$8.92
Income From Investment Operations:
Net investment income	0.48	0.52	0.66 [1,2]	0.79	0.84
Net realized and unrealized gain (loss) on investments	0.61	(0.38)	(1.20)[1]	(0.98)	(0.89)

TOTAL FROM INVESTMENT OPERATIONS	1.09	0.14	(0.54)	(0.19)	(0.05)

Less Distributions:
Distributions from net investment income	(0.48)	(0.52)	(0.67)	(0.82)	(0.84)

Net Asset Value, End of Period	$6.04	$5.43	$5.81	$7.02	$8.03

Total Return[3]	20.68%	2.73%	(7.84)%	(2.27)%	(0.69)%

Ratios to Average Net Assets:

Expenses	0.96%	0.95%	0.91%	0.88%	0.88%

Net investment income	7.71%	9.08%	10.59%[1]	10.65%	9.67%

Expense waiver/reimbursement[4]	0.20%	0.22%	0.26%	0.26%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$497,313	$519,838	$531,559	$680,130	$773,612

Portfolio turnover	68%	64%	59%	38%	52%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the 12-month reporting period ended February 29, 2004, the high-yield market significantly outperformed the high-quality bond market. For example, the Lehman Brothers Aggregate Bond Index,1 a measure of high quality bond performance, returned only 4.54% versus a 25.33% return for the Lehman Brothers High Yield Bond Index.2

Looking back, the high-yield market began the reporting period from an extremely oversold position, as investors at that time were still in a very defensive posture due to economic and geopolitical uncertainty. However, despite the conflict in the Middle East, over the course of the year most indicators continued to show robust economic growth. Over the past several quarters, improved corporate earnings have led to improved credit quality for the underlying market. For the calendar year 2003, the market default rate fell to 4.66%, its lowest rate since 1999, and a dramatic improvement from the 12.88% default rate in 2002. The significant decline in corporate defaults has led to a contraction of the risk premium or "credit spread" investors require for investing in the high-yield market and consequently led to the price appreciation experienced in the market. For example, the spread over treasuries for the Credit Suisse High Yield Index3 contracted from 8.84% on February 28, 2003 to 4.94% on February 27, 2004. In complete contrast to the 2003 fiscal year, the distressed end of the high yield market was the area with the strongest performance. For example, bonds rated CCC, the lowest credit quality, returned 44.07%, compared to higher rated B bonds, which returned 23.15%, and BB rated bonds, which returned 18.97%.4

1 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by capitalization. Indexes are unmanaged and investments cannot be made in an index.

2 Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. Indexes are unmanaged and investments cannot be made in an index.

3 Credit Suisse High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged and investments cannot be made in an index.

4 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities.

The fund had a total return of 20.68%,5 underperforming the Lehman Brothers High Yield Bond Index which returned 25.33%. The primary cause of the funds underperformance was our positioning in the lower credit quality sector, where our portfolio has been less aggressive than that of the benchmark. Adverse cash flows resulting from significant net purchases and sales of Fund shares affected portfolio management and negatively impacted fund performance during the reporting period. In order to, among other things, deter such adverse cash flows in the future, the Fund will charge a two percent redemption fee on shares purchased on or after May 15, 2004 and redeemed or exchanged within 90 days of purchase, as more fully described in the Fund's prospectus. Finally, the Fund's total return reflects actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the Lehman Brothers High Yield Bond Index. From an industry sector perspective, the fund's relative overweight positions in the Consumer Non-Cyclical and Gaming sectors and its underweight positions in the more speculative sectors, such as Airlines, Media-Cable and Utilities, hurt relative performance. For the twelve month reporting period, the more defensive sectors underperformed the overall market, with Consumer Non-Cyclical returning 15.67% and Gaming returning 16.69%. Conversely, the more aggressive Airline, Media-Cable, and Utility sectors returned 76.43%, 46.91% and 37.80% respectively during the period. Specific holdings which underperformed during the period included; General Chemical Industrial Products (Chemicals), New World Pasta (Food & Beverage), Levi Strauss & Co. (Textiles), Texas Petrochemicals Corp. (Chemicals) and Playtex Products (Consumer Products). Conversely, portfolio holdings which significantly outperformed the market included; Charter Communications (Media-Cable), Calpine Corporation (Utility-Electric) and Foamex L.P. (Industrials).

5 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED HIGH YIELD TRUST

The graph below illustrates the hypothetical investment of $25,0001 in the Federated High Yield Trust (the "Fund") from February 28, 1994 to February 29, 2004 compared to the Lehman Brothers High Yield Single B Rated Index (LBSBR),2 the Lehman Brothers High Yield Bond Index (LBHYB),2 and the Lipper High Current Yield Funds Average (LHCYFA).3

Average Annual Total Return for the Period Ended 2/29/2004
1 Year	20.68%

5 Years	2.09%

10 Years	5.17%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBR, LBHYA and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBSBR and LBHYB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in their respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

February 29, 2004

Principal Amount			Value
		CORPORATE BONDS--97.1%
		Aerospace/Defense--1.5%
$1,700,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,895,500
775,000	[1]	Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	54,250
250,000	[2,3]	DRS Technologies, Inc., Sr. Sub. Note, 6.875%, 11/1/2013	260,000
900,000		GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013	967,500
800,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	900,000
2,100,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	2,210,250
600,000	[2,3]	L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	616,500
600,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	636,000

		TOTAL	7,540,000

		Automotive--2.3%
850,000		Accuride Corp., Sr. Sub. Note, (Series B), 9.25%, 2/1/2008	877,625
1,625,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	1,730,625
1,425,000		General Motors Corp., Note, 7.125%, 7/15/2013	1,554,333
1,325,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,570,125
3,575,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	4,191,688
1,200,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,314,000

		TOTAL	11,238,396

		Building Materials--3.2%
1,275,000	[2,3,4]	AMH Holdings, Inc., Sr. Disc. Note, 3/1/2014	771,375
1,100,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	1,215,500
975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	1,048,125
1,375,000	[2,3]	ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,426,562
2,100,000	[2,3]	Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	2,194,500
750,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	885,000
3,350,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	2,680,000
2,200,000		NCI Building System, Inc., Sr. Sub. Note, (Series B), 9.25%, 5/1/2009	2,321,000
875,000	[2,3]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	923,125
2,225,000	[2,3,4]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%, 5/15/2011	1,657,625
725,000	[2,3]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	748,563

		TOTAL	15,871,375

Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--4.9%
$850,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	$973,250
1,600,000	[4]	Compass Minerals International, Sr. Disc. Note, 12/15/2012	1,304,000
1,650,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,798,500
1,400,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	1,645,000
1,100,000	[1,2]	General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	261,250
825,000	[2,3]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	928,125
3,100,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	3,169,750
1,100,000	[2,3]	Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	1,215,500
3,000,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	3,135,000
1,500,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,530,000
500,000	[2,3]	Nalco Co., Sr. Note, 7.75%, 11/15/2011	525,000
1,025,000	[2,3]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,086,500
400,000	[2,3]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	380,000
900,000	[2,3]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	814,500
2,925,000	[2,3,4]	Salt Holdings Corp., Sr. Sub. Disc. Note, 0/12.00%, 6/1/2013	2,237,625
2,900,000	[1,2]	Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	1,261,500
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	401,094
175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	172,156
1,675,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	1,673,995

		TOTAL	24,512,745

		Construction Machinery--1.7%
1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	1,650,000
2,200,000	[2,3]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	2,497,000
5,525,000	[1,2]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
300,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	334,500
1,825,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,774,812
1,325,000	[2,3]	NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	1,440,938
1,000,000	[2,3]	United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	992,500

		TOTAL	8,689,750

		Consumer Products--5.9%
2,350,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	2,643,750
2,450,000		American Achievement Corp., Sr. Note, Series W.I., 11.625%, 1/1/2007	2,778,104
2,675,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	3,089,625
1,250,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	1,243,750
1,500,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	1,522,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$750,000	[2,3]	Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	$753,750
375,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	384,375
850,000	[1]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	85
1,450,000	[1]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	145
1,325,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	1,523,750
2,225,000	[2,3,4]	Jostens Holding Corp., Sr. Disc. Note, 0/10.25%, 12/1/2013	1,490,750
2,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	2,708,625
875,000	[2,3]	Nebraska Book Company, Sr. Sub. Note, 8.625%, 3/15/2012	875,000
1,150,000	[2,3,4]	Nebraska Book Holdings, Sr. Disc. Note, 0/11.00%, 3/15/2013	746,891
2,175,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	2,077,125
1,275,000		Sealy Mattress Co., Company Guarantee, 10.875%, 12/15/2007	1,326,000
1,050,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	1,092,000
400,000	[2,3]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	404,000
950,000	[1,2]	Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	258,875
455,000	[2,3]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	516,425
1,800,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	1,912,500
1,700,000		United Industries Corp., Sr. Sub. Note, (Series D), 9.875%, 4/1/2009	1,785,000

		TOTAL	29,133,025

		Diversified Manufacturing--0.5%
1,200,000	[2,3]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	1,362,000
275,000	[2,3]	Communications & Power Industries, Inc., Sr. Sub. Note, 8.00%, 2/1/2012	280,500
170,000		Simonds Industries, Inc., Sr. Sub. Note, 10.00%, 10/1/2008	170,000
425,000	[2,3]	Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	432,438

		TOTAL	2,244,938

		Energy--3.2%
1,825,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	2,171,750
1,775,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,979,125
1,600,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	1,648,000
1,700,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	1,708,500
1,175,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	1,310,125
1,225,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	1,350,563
650,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	689,000
2,100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	2,352,000
1,575,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	1,728,563
475,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	515,375
275,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008	287,375

		TOTAL	15,740,376

Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--3.4%
$150,000	[2,3]	AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	$150,375
1,700,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,887,000
875,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	988,750
1,750,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	1,933,750
2,100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	2,373,000
1,775,000		Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013	1,881,500
2,575,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	3,006,313
2,275,000		Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	2,411,500
2,050,000		Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	2,408,750

		TOTAL	17,040,938

		Environmental--1.4%
66,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	68,805
3,325,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 9.25%, 9/1/2012	3,765,562
1,350,000	[2,3]	Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,383,750
1,375,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	1,498,750

		TOTAL	6,716,867

		Financial Institutions--0.3%
1,375,000	[2,3]	Dollar Financial Group, Inc., Sr. Note, 9.75%, 11/15/2011	1,485,000

		Food & Beverage--7.0%
544,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	578,000
2,325,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	2,801,625
1,300,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	1,348,750
1,850,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	2,016,500
1,500,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	1,642,500
2,925,000		Del Monte Corp., Company Guarantee, (Series B), 9.25%, 5/15/2011	3,254,062
1,300,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	1,335,750
1,700,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	1,831,750
3,625,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	2,918,125
1,825,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	1,596,875
1,025,000	[2,3]	Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,071,125
750,000	[2,3]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	791,250
1,775,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	297,313
1,575,000	[2,3]	PPC Escrow Corp., Sr. Sub. Note, 9.25%, 11/15/2013	1,693,125
1,700,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	1,861,500
1,500,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	1,612,500
1,950,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,101,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$1,325,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	$1,447,563
700,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	738,500
1,025,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	1,076,250
600,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	624,000
2,275,000	[2,3,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	1,586,813
500,000	[2,3]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	520,000

		TOTAL	34,745,001

		Gaming--5.0%
575,000	[2,3]	American Casino & Entertainment, Sr. Secd. Note, 7.85%, 2/1/2012	579,312
1,350,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,498,500
550,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	582,312
1,000,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	1,117,500
1,000,000		MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009	1,045,000
1,475,000		MTR Gaming Group, Inc., Company Guarantee, (Series B), 9.75%, 4/1/2010	1,593,000
1,000,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	1,055,000
3,400,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	4,063,000
50,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	58,625
850,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	892,500
1,400,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	1,543,500
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	999,000
2,000,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	2,265,000
1,025,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	1,155,688
1,225,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	1,316,875
675,000	[2,3]	River Rock Entertainment Authority, Sr. Note, 9.75%, 11/1/2011	734,063
1,850,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	2,048,875
1,250,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	1,450,000
700,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	843,500

		TOTAL	24,841,250

		Healthcare--3.4%
750,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	791,250
2,125,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	2,220,625
1,100,000	[2,3]	Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	1,221,000
400,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	442,000
1,650,000	[2,3]	Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	1,810,875
1,125,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	1,360,125
850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	963,687
1,200,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	1,086,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--continued
$550,000	[2,3]	Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	$577,500
1,284,005		Magellan Health Services, Inc., Sr. Note, (Series A), 9.375%, 11/15/2008	1,373,885
300,000		Manor Care, Inc., Sr. Note, 7.50%, 6/15/2006	326,625
1,125,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	1,243,125
1,725,000	[2,3]	Universal Hospital Services, Inc., Sr. Note, 10.125%, 11/1/2011	1,841,438
1,525,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	1,669,875

		TOTAL	16,928,010

		Industrial - Other--5.0%
1,900,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	2,232,500
2,250,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,711,250
3,400,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	3,468,000
2,525,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	2,790,125
1,125,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,068,750
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	792,750
1,500,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	1,657,500
1,175,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	1,286,625
1,800,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	1,971,000
2,117,000		Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	2,360,455
1,764,184	[2,3]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	1,825,930
900,000	[2,3]	Norcross Safety Products, Sr. Sub. Note, 9.875%, 8/15/2011	990,000
1,750,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,951,250

		TOTAL	25,106,135

		Lodging--2.2%
1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	1,105,500
2,300,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	2,432,250
2,375,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	2,470,000
350,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	408,625
1,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,254,375
3,250,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	3,518,125

		TOTAL	11,188,875

		Media - Cable--2.2%
2,450,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,633,750
650,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	715,000
825,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	944,625
4,725,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	3,118,500
1,925,000	[2,3]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,982,750
1,300,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	1,521,000

		TOTAL	10,915,625

Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--8.1%
$2,325,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	$2,487,750
300,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	330,000
1,375,000	[4]	Advanstar, Inc., Company Guarantee, (Series B), 0/15.00%, 10/15/2011	1,137,812
925,000	[2,3]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	959,687
1,775,000		American Media Operations, Inc., Company Guarantee, (Series B), 10.25%, 5/1/2009	1,877,062
1,150,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	1,239,125
2,100,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	2,399,250
3,825,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	4,532,625
2,850,000	[2,3]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	3,199,125
1,225,000	[2,3,4]	Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013	823,812
300,000	[2,3]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	317,415
525,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	589,313
2,500,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	2,637,500
1,125,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	1,001,250
1,925,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	2,204,125
2,150,000	[2,3]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	2,558,500
350,000	[2,3]	Readers Digest Association, Inc., Sr. Note, 6.50%, 3/1/2011	350,000
1,500,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	1,627,500
3,600,000		Vertis, Inc., Sr. Note, (Series B), 10.875%, 6/15/2009	3,690,000
500,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	537,500
1,734,000	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	1,577,940
1,125,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	1,282,500
2,080,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,939,600
650,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	758,875
431,442		Ziff Davis Media, Inc., Company Guarantee, (Series), 12.00%, 8/12/2009	409,870

		TOTAL	40,468,136

		Metals & Mining--1.2%
525,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	530,250
1,400,000	[2,3]	Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,473,500
1,925,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,973,125
1,750,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	2,003,750

		TOTAL	5,980,625

Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--3.7%
$1,475,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	$1,718,375
475,000	[2,3]	Berry Plastics Corp., Sr. Sub. Note, 10.75%, 7/15/2012	553,375
1,900,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	1,966,500
1,275,000		Graham Packaging Co., Sub. Note, 4.795%, 1/15/2008	1,153,875
1,300,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	1,118,000
925,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	1,012,875
2,275,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	2,280,688
1,475,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	1,534,000
1,175,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	1,321,875
425,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	445,719
1,550,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	1,333,000
359,688	[1,2,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	0
3,825,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	4,150,125

		TOTAL	18,588,407

		Paper--3.4%
200,000		Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010	211,004
375,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	397,980
2,395,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	2,556,662
3,800,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	4,374,750
600,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	678,000
1,600,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	1,736,000
1,425,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,610,250
1,314,907		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	1,518,718
450,000	[2,3]	Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	468,279
1,650,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,848,000
1,350,000		Tembec Industries, Inc., 8.50%, 2/1/2011	1,323,000

		TOTAL	16,722,643

		Restaurants--0.8%
1,075,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	919,125
850,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	943,500
1,550,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	1,573,250
625,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	673,437

		TOTAL	4,109,312

Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--3.9%
$3,300,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	$3,712,500
150,000	[2,3]	CSK Auto Corp., Sr. Sub. Note, 7.00%, 1/15/2014	150,750
1,200,000	[2,3]	Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,290,000
375,000	[2,3]	FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	379,687
800,000	[2,3]	General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	834,000
900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	997,875
825,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	895,125
2,175,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	2,425,125
2,668,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	3,268,300
450,000	[2,3]	Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	468,000
900,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	969,750
1,650,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,852,125
857		Saks Inc.	964
1,775,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	1,965,813

		TOTAL	19,210,014

		Services--1.0%
500,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	565,000
2,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	2,160,750
1,775,000		The Brickman Group Ltd., Sr. Sub. Note, (Series B), 11.75%, 12/15/2009	2,059,000

		TOTAL	4,784,750

		Technology--3.2%
926,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	1,092,680
1,125,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	1,215,000
1,300,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	1,335,750
2,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	2,886,000
1,000,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,087,500
475,000	[2,3]	Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	517,750
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	949,375
500,000	[2,3]	Viasystems, Inc., Sr. Sub. Note, 10.50%, 1/15/2011	552,500
2,625,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	2,808,750
3,150,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	3,685,500

		TOTAL	16,130,805

Principal Amount			Value
		CORPORATE BONDS--continued
		Textiles--1.9%
$3,850,000	[1]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	$385
2,175,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	2,120,625
2,475,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	1,769,625
825,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	870,375
650,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	689,000
2,425,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	2,606,875
1,073,000		William Carter Co., Sr. Sub. Note, (Series B), 10.875%, 8/15/2011	1,250,045

		TOTAL	9,306,930

		Tobacco--0.4%
1,525,000	[2,3]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,685,125
475,000		Dimon, Inc., Sr. Note, (Series B), 9.625%, 10/15/2011	510,625

		TOTAL	2,195,750

		Transportation--1.0%
1,100,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	1,072,500
4,950,000	[1]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
3,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	4,032,000
3,125,000	[1]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	46,875

		TOTAL	5,151,375

		Utility - Electric--4.3%
4,025,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	4,150,781
2,642,742		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	2,933,444
1,800,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	1,399,500
1,400,000		Calpine Corp., Note, 8.50%, 2/15/2011	1,078,000
2,875,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	3,464,375
1,500,000	[2,3]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	1,552,500
750,000	[2,3]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	820,515
3,100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	3,611,500
1,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	1,155,625
1,325,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	1,437,625

		TOTAL	21,603,865

		Utility - Natural Gas--4.3%
450,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	500,625
2,525,000		El Paso Corp., 6.75%, 5/15/2009	2,234,625
975,000		El Paso Corp., Note, 6.95%, 12/15/2007	897,000
5,075,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	4,085,375
1,525,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,250,500
2,275,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	2,149,875
800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	836,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	$742,000
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	877,625
175,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	187,688
1,625,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,925,625
3,525,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	3,595,500
475,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	488,063
1,450,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	1,587,750

		TOTAL	21,358,251

		Wireless Communications--2.6%
2,200,000		American Cellular Corp., Sr. Note, (Series B), 10.00%, 8/1/2011	2,222,000
4,800,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	5,208,000
2,000,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	2,210,000
273,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	318,045
1,375,000	[2,3]	Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014	1,395,625
1,250,000		Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	1,387,500

		TOTAL	12,741,170

		Wireline Communications--4.2%
1,200,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	1,284,000
850,000		Alaska Communications Systems Holdings, Inc., Sr. Sub. Note, 9.375%, 5/15/2009	854,250
1,975,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	2,050,386
1,525,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	1,620,312
1,000,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	1,115,000
575,000	[2,3]	Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	549,125
5,625,000	[2,3]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	6,412,500
5,900,000	[2,3]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	6,947,250

		TOTAL	20,832,823

		TOTAL CORPORATE BONDS (IDENTIFIED COST $481,695,615)	483,123,162

		COMMON STOCKS AND WARRANTS--0.3%
		Diversified Manufacturing--0.1%
11,296		Simonds Industries, Inc.	283,417

		Entertainment--0.0%
7,921		AMF Bowling Worldwide, Inc.	198,025
18,638	[1]	AMF Bowling Worldwide, Inc., Warrants	55,914
18,210	[1]	AMF Bowling Worldwide, Inc., Warrants	3,642

		TOTAL	257,581

Shares			Value
		COMMON STOCKS AND WARRANTS--continued
		Industrial - Other--0.1%
214,806	[1]	Neenah Corp., Warrants	$322,209

		Media - Cable--0.1%
5,008		NTL, Inc.	343,348

		Media - Non-Cable--0.0%
1,375	[1]	Advanstar, Inc., Warrants	14
2,200	[1]	XM Satellite Radio, Inc., Warrants	100,100
22,000	[1]	Ziff Davis Media, Inc., Warrants	11,220

		TOTAL	111,334

		Metals & Mining--0.0%
138,395	[1]	Royal Oak Mines, Inc.	415

		Other--0.0%
469	[2]	CVC Claims Litigation LLC	0

		Packaging--0.0%
1,000	[1]	Pliant Corp., Warrants	10
45,000		Russell Stanley Holdings, Inc.	0

		TOTAL	10

		Paper--0.0%
900	[1,2,3]	MDP Acquisitions PLC, Warrants	4,500

		Wireline Communications--0.0%
63,896	[1]	McLeodUSA, Inc., Warrants	42,171
14,553	[1]	Viatel Holding (Bermuda) Ltd.	28,378

		TOTAL	70,549

		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $17,490,601)	1,393,363

		PREFERRED STOCKS--0.9%
		Healthcare--0.0%
19,556	[1]	River Holding Corp., Sr. Exchangeable PIK	33,050

		Media - Non-Cable--0.5%
28,600		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16	2,552,550
120		Ziff Davis Media, Inc., PIK Pfd., Series E-1	36,000

		TOTAL	2,588,550

		Retailers--0.3%
1,625	[2,3]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,629,062

		Wireline Communications--0.1%
28,835		McLeodUSA, Inc., Conv. Pfd., Series A	249,855

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $12,035,063)	4,500,517

Shares			Value
		MUTUAL FUND--0.2%
820,332	[5]	Prime Value Obligations Fund, IS Shares (at net asset value)	$820,332

		TOTAL INVESTMENTS-98.5% (IDENTIFIED COST $512,041,611)[6]	489,837,374

		OTHER ASSETS AND LIABILITIES - NET--1.5%	7,475,627

		TOTAL NET ASSETS--100%	$497,313,001

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, these securities amounted to $85,496,205 which represents 17.2% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $83,714,580 and representing 16.8% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $521,223,419.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets:
Total investments in securities, at value including $820,332 of investments in affiliated issuers (Note 5) (identified cost $512,041,611)		$489,837,374
Cash		1,877,182
Income receivable		10,130,498
Receivable for investments sold		1,590,708
Receivable for shares sold		251,559

TOTAL ASSETS		503,687,321

Liabilities:
Payable for investments purchased	$2,913,205
Payable for shares redeemed	2,429,444
Income distribution payable	935,313
Payable for shareholder services fee (Note 5)	83,572
Accrued expenses	12,786

TOTAL LIABILITIES		6,374,320

Net assets for 82,276,222 shares outstanding		$497,313,001

Net Assets Consist of:
Paid in capital		$798,211,240
Net unrealized depreciation of investments		(22,204,237)
Accumulated net realized loss on investments		(276,326,741)
Distributions in excess of net investment income		(2,367,261)

TOTAL NET ASSETS		$497,313,001

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$497,313,001 ÷ 82,276,222 shares outstanding		$6.04

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 29, 2004

Investment Income:
Interest (including income on securities loaned of $21,238)			$50,321,453
Dividends (including income received from affiliated issuers of $296,130 (Note 5)			750,558

TOTAL INCOME			51,072,011

Expenses:
Investment adviser fee (Note 5)		$4,410,909
Administrative personnel and services fee (Note 5)		451,546
Custodian fees		32,199
Transfer and dividend disbursing agent fees and expenses (Note 5)		225,012
Directors'/Trustees' fees		13,692
Auditing fees		18,213
Legal fees		18,750
Portfolio accounting fees (Note 5)		107,490
Shareholder services fee (Note 5)		1,470,303
Share registration costs		50,104
Printing and postage		44,186
Insurance premiums		2,493
Miscellaneous		8,353

TOTAL EXPENSES		6,853,250

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(861,132)
Waiver of administrative personnel and services fee	(7,305)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,541)
Waiver of shareholder services fee	(294,061)

TOTAL WAIVERS AND REIMBURSEMENT		(1,179,039)

Net expenses			5,674,211

Net investment income			45,397,800

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(6,386,210)
Net change in unrealized depreciation of investments			72,598,474

Net realized and unrealized gain on investments			66,212,264

Change in net assets resulting from operations			$111,610,064

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,397,800	$48,783,580
Net realized loss on investments	(6,386,210)	(106,295,493)
Net change in unrealized appreciation/ depreciation of investments	72,598,474	77,686,778

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	111,610,064	20,174,865

Distributions to Shareholders:
Distributions from net investment income	(48,222,764)	(50,612,943)

Share Transactions:
Proceeds from sale of shares	603,786,145	699,494,157
Net asset value of shares issued to shareholders in payment of distributions declared	34,523,710	35,110,963
Cost of shares redeemed	(724,222,498)	(715,887,528)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(85,912,643)	18,717,592

Change in net assets	(22,525,343)	(11,720,486)

Net Assets:
Beginning of period	519,838,344	531,558,830

End of period (including distributions in excess of net investment income of $(2,367,261) and $(2,773,676), respectively)	$497,313,001	$519,838,344

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of February 29, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at February 29, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	03/26/1997-08/19/1997	$ 4,646,903

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/12/1996-07/21/1997	$ 5,716,875

General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	08/23/2002-11/07/2002	$ 810,125

Sleepmaster LLC, Company Guarantee, (Series B), 11.000%, 5/15/2009	01/10/2001-02/20/2001	$ 727,552

Texas Petrochemicals, Sr. Sub. Note, 11.125%, 7/1/2006	03/09/1999-05/10/2001	$2,676,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28 or 29	2004	2003
Shares sold	104,444,327	127,787,878
Shares issued to shareholders in payment of distributions declared	5,899,198	6,387,646
Shares redeemed	(123,797,943)	(129,988,136)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(13,454,418)	4,187,388

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and adjustments for tax gain/loss on sale of defaulted securities.

For the year ended February 29, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(81,334)	$3,231,379	$(3,150,045)

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2004 and February 28, 2003 was as follows:

	2004	2003
Ordinary Income[1]	$48,222,764	$50,612,943

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,362,665

Net unrealized depreciation	$(31,386,045)

Capital loss carryforward	$269,939,546

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, discount accretion/ premium amortization on debt securities and cost adjustments and interest write-offs for defaulted bonds.

At February 29, 2004, the cost of investments for federal tax purposes was $521,223,419. The net unrealized depreciation of investments for federal tax purposes was $31,386,045. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,404,549 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,790,594.

At February 29, 2004, the Fund had a capital loss carryforward of $269,939,546 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 9,874,031

2009	$35,176,615

2010	$92,960,310

2011	$94,995,842

2012	$36,932,748

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $296,130 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended February 29, 2004 the fees paid to FAS and FServ were $150,428 and $293,813, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $89,471, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended February 29, 2004, were as follows:

Purchases	$374,298,444

Sales	$428,763,233

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Federated is performing an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this ongoing review, Federated has established a restoration fund of $7.6 million representing: 1) the detrimental impact on those Funds from frequent trading activity; 2) the possible detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on those amounts identified under the three items previously identified. The Independent Trustees of the Fund are in the process of finalizing the amount of the restoration fund attributable to actions affecting the Fund and the manner in which such amount will be distributed.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended February 29, 2004, 0.94% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended February 29, 2004, 0.86% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED HIGH YIELD TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Yield Trust (the "Fund"), as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Yield Trust at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 7, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998

Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314197104

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30221 (4/04)

Item 2.    Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.    Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.    Principal Accountant Fees and Services

(a)        Audit Fees billed to the registrant for the two most recent fiscal years:

                Fiscal year ended 2004 - $18,484

                Fiscal year ended 2003 - $18,000

(b)        Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                Fiscal year ended 2004 - $0

                Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)         Tax Fees billed to the registrant for the two most recent
fiscal years:

                Fiscal year ended 2004 - $0

                Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)        All Other Fees billed to the registrant for the two most recent fiscal years:

                Fiscal year ended 2004 - $0

                Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $19,872 respectively.  Executive compensation analysis.

(e)(1)     Audit Committee Policies regarding Pre-approval of Services.

           The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

           Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

           The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio
                management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser
                that provides ongoing services to the registrant to its
                accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                controlling, controlled by, or under common control with
                the investment adviser that provides ongoing services to
                the registrant  at the time of the engagement to be
                non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                Committee of the issuer and approved prior to the
                completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)     Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                4(b)

                Fiscal year ended 2004 - 0%

                Fiscal year ended 2003 - 0%

           Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

           4(c)

                Fiscal year ended 2004 - 0%

                Fiscal year ended 2003 - 0%

           Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

           4(d)

                Fiscal year ended 2004 - 0%

                Fiscal year ended 2003 - 0%

           Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant:
           Fiscal year ended 2004 - $87,839

           Fiscal year ended 2003 - $287,951

(h)        The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5     Audit Committee of Listed Registrants

           Not Applicable

Item 6     [Reserved]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies

           Not Applicable

Item 8.    Purchases of Equity Securities by Closed-End Management
           Investment Company and Affiliated Purchasers

           Not Applicable

Item 9.    Submission of Matters to a Vote of Security Holders

           Not Applicable

Item 10.   Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By         /S/ Richard J. Thomas, Principal Financial Officer
                         (insert name and title)

Date       April 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /S/ J. Christopher Donahue, Principal Executive Officer

Date       April 23, 2004

By         /S/ Richard J. Thomas, Principal Financial Officer

Date       April 23, 2004